Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
GOLDMAN SACHS TRUST
Class A, Institutional, Investor, Class R6 and Class P Shares
of the
Goldman Sachs Short-Term Conservative Income Fund
(the “Fund”)
Supplement dated February 14, 2025 to the
Prospectuses, Summary Prospectuses and Statement of Additional Information (“SAI”)
each dated July 29, 2024, as supplemented to date
IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY
Upon the recommendation of Goldman Sachs Asset Management, L.P. (the “Investment Adviser”), the Board of Trustees of Goldman Sachs Trust recently approved changes to the Fund’s credit quality guidelines. The Fund may generally invest up to 15% of its total assets in securities that, at the time of purchase, are rated A‑2, P‑2, or F2 by S&P Global Ratings, Moody’s Investors Service, Inc. or Fitch Ratings, Inc., respectively (and certain comparable securities). Effective after the close of business on March 16, 2025 (an “Effective Date”), this limit will increase from 15% to 30% to allow the Fund to invest in a more diversified universe of issuers and sectors.
The Fund will also adopt a non‑fundamental investment policy to reflect that the Fund will invest at least 80% of its net assets in investments reflective of the Fund’s name (“80% Policy”). This change will be effective after the close of business on April 30, 2025 (an “Effective Date”). The Fund’s new 80% Policy will not materially impact the way in which the Fund is managed or its portfolio holdings, and the Fund’s investment objective to seek to generate current income and secondarily maintain an emphasis on preservation of capital and liquidity will not change.
Accordingly, on the respective Effective Dates, the Fund’s Prospectuses, Summary Prospectuses, and SAI are revised as follows:
The following replaces in its entirety the first paragraph under the Goldman Sachs Short-Term Conservative Income Fund —Summary—Principal Strategy” section in the Fund’s Prospectuses and “Principal Strategy” section in the Fund’s Summary Prospectuses:
The Fund invests, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes (measured at the time of purchase) (“Net Assets”) in short-term, investment grade fixed income securities. The Fund invests in a broad range of high quality, U.S. dollar-denominated fixed income securities, which include, among other things, obligations issued or guaranteed by the U.S. Government, its agencies, authorities, instrumentalities or sponsored enterprises (“U.S. Government Securities”), obligations of U.S. banks, corporate notes, commercial paper and other short-term obligations of U.S. companies, certificates of deposit, states, municipalities and other entities, fixed and floating rate asset-backed securities and repurchase agreements. The Fund may also invest in U.S. dollar-denominated obligations issued or guaranteed by foreign banks, companies and governments or their agencies, authorities, instrumentalities or sponsored enterprises. The Fund will not invest in mortgage-backed securities or derivatives.
The following replaces the first sentence of the “Goldman Sachs Short-Term Conservative Income Fund—Summary—Credit Quality Guidelines” section in the Prospectuses and “Summary—Credit Quality Guidelines” section in the Summary Prospectuses:
The Fund will invest at least 70% of its total assets in securities (or the issuers of such securities) that are rated, at the time of purchase, in the highest short-term credit rating category by at least one nationally recognized statistical rating organization (“NRSRO”) (A‑1, P‑1, or F1 by S&P Global Ratings (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch Ratings, Inc. (“Fitch”), respectively), or, if such securities only maintain long term ratings or are unrated, determined by the Investment Adviser to be of comparable credit quality at the time of purchase (e.g., minimum long-term credit rating of A‑ by Standard & Poor’s or Fitch, or A3 by Moody’s).

Goldman Sachs Short-Term Conservative Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
GOLDMAN SACHS TRUST
Class A, Institutional, Investor, Class R6 and Class P Shares
of the
Goldman Sachs Short-Term Conservative Income Fund
(the “Fund”)
Supplement dated February 14, 2025 to the
Prospectuses, Summary Prospectuses and Statement of Additional Information (“SAI”)
each dated July 29, 2024, as supplemented to date
IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY
Upon the recommendation of Goldman Sachs Asset Management, L.P. (the “Investment Adviser”), the Board of Trustees of Goldman Sachs Trust recently approved changes to the Fund’s credit quality guidelines. The Fund may generally invest up to 15% of its total assets in securities that, at the time of purchase, are rated A‑2, P‑2, or F2 by S&P Global Ratings, Moody’s Investors Service, Inc. or Fitch Ratings, Inc., respectively (and certain comparable securities). Effective after the close of business on March 16, 2025 (an “Effective Date”), this limit will increase from 15% to 30% to allow the Fund to invest in a more diversified universe of issuers and sectors.
The Fund will also adopt a non‑fundamental investment policy to reflect that the Fund will invest at least 80% of its net assets in investments reflective of the Fund’s name (“80% Policy”). This change will be effective after the close of business on April 30, 2025 (an “Effective Date”). The Fund’s new 80% Policy will not materially impact the way in which the Fund is managed or its portfolio holdings, and the Fund’s investment objective to seek to generate current income and secondarily maintain an emphasis on preservation of capital and liquidity will not change.
Accordingly, on the respective Effective Dates, the Fund’s Prospectuses, Summary Prospectuses, and SAI are revised as follows:
The following replaces in its entirety the first paragraph under the Goldman Sachs Short-Term Conservative Income Fund —Summary—Principal Strategy” section in the Fund’s Prospectuses and “Principal Strategy” section in the Fund’s Summary Prospectuses:
The Fund invests, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes (measured at the time of purchase) (“Net Assets”) in short-term, investment grade fixed income securities. The Fund invests in a broad range of high quality, U.S. dollar-denominated fixed income securities, which include, among other things, obligations issued or guaranteed by the U.S. Government, its agencies, authorities, instrumentalities or sponsored enterprises (“U.S. Government Securities”), obligations of U.S. banks, corporate notes, commercial paper and other short-term obligations of U.S. companies, certificates of deposit, states, municipalities and other entities, fixed and floating rate asset-backed securities and repurchase agreements. The Fund may also invest in U.S. dollar-denominated obligations issued or guaranteed by foreign banks, companies and governments or their agencies, authorities, instrumentalities or sponsored enterprises. The Fund will not invest in mortgage-backed securities or derivatives.
The following replaces the first sentence of the “Goldman Sachs Short-Term Conservative Income Fund—Summary—Credit Quality Guidelines” section in the Prospectuses and “Summary—Credit Quality Guidelines” section in the Summary Prospectuses:
The Fund will invest at least 70% of its total assets in securities (or the issuers of such securities) that are rated, at the time of purchase, in the highest short-term credit rating category by at least one nationally recognized statistical rating organization (“NRSRO”) (A‑1, P‑1, or F1 by S&P Global Ratings (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch Ratings, Inc. (“Fitch”), respectively), or, if such securities only maintain long term ratings or are unrated, determined by the Investment Adviser to be of comparable credit quality at the time of purchase (e.g., minimum long-term credit rating of A‑ by Standard & Poor’s or Fitch, or A3 by Moody’s).